Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15
Prospectus Date	rr_ProspectusDate	Oct. 30, 2020
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2020